Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets
The following table sets forth the gross amount and accumulated amortization of the Company's intangible assets at March 31, 2015 and December 31, 2014:

	March 31, 2015			December 31, 2014
In thousands	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$63,726	$(16,230)	$47,496	$63,726	$(14,902)	$48,824
Customer relationships	73,511	(13,844)	59,667	76,242	(12,735)	63,507
Loan acquisition costs	40,612	(16,101)	24,511	40,612	(14,447)	26,165
Other	7,219	(1,829)	5,390	7,104	(1,601)	5,503
Tradenames (indefinite-lived)	34,912	—	34,912	34,912	—	34,912
Total	$219,980	$(48,004)	$171,976	$222,596	$(43,685)	$178,911

The following table sets forth the gross amount and accumulated amortization of the Company's intangible assets at December 31, 2014 and December 28, 2013:

	December 31, 2014			December 28, 2013
In thousands	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$63,726	$(14,902)	$48,824	$63,705	$(9,359)	$54,346
Customer relationships	76,242	(12,735)	63,507	60,078	(8,404)	51,674
Loan acquisition costs	40,612	(14,447)	26,165	30,067	(7,817)	22,250
Other	7,104	(1,601)	5,503	6,928	(711)	6,217
Tradenames (indefinite-lived)	34,912	—	34,912	34,912	—	34,912
Total	$222,596	$(43,685)	$178,911	$195,690	$(26,291)	$169,399

Schedule of Finite-Lived Intangible Assets
The following table presents amortization of the Company's intangible assets for the following periods:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Intangible assets	$2,764	$3,102
Loan acquisition costs	1,654	1,026
Total	$4,418	$4,128
The weighted-average useful lives approximate the following:

Weighted-Average Useful Lives
Technology	13 years
Customer relationships	16 years
Patents	6 years